Goodwill (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill [Abstract]
Schedule of Reconciliation of Changes in Goodwill

	December 31 2022	December 31 2021
	$	$
Gross goodwill, beginning of the year	2,362.3	1,851.8
Acquisitions	64.7	532.8
Impact of foreign exchange	97.4	(22.3)
Gross goodwill, end of the year	2,524.4	2,362.3
Accumulated impairment losses	(178.0)	(178.0)
Net goodwill, end of the year	2,346.4	2,184.3

Schedule of Goodwill Allocated	Goodwill was allocated to its CGUs or group of CGUs as follows:

	December 31 2022	December 31 2021
	$	$
Canada	359.5	359.5
United States	1,408.0	1,304.9
Global	578.9	519.9
Allocated	2,346.4	2,184.3